Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Operating Profit Before Tax	R$ 15,909,771	R$ 14,513,684	R$ 16,383,902
Income tax	R$ 3,109,853	R$ 5,375,636	R$ 8,918,984
Effective tax rate	19.55%	37.04%	54.44%